COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

30.  COMMITMENTS AND CONTINGENCIES

Capital commitments

As of December 31, 2020, the Company has the following commitments to purchase certain computer and network equipment and construction-in-progress:

	RMB	US$
For the year ending December 31,
2021	1,678,273	257,207
2022 and thereafter	—	—
	1,678,273	257,207

Bandwidth and cabinet capacity purchase commitments

As of December 31, 2020, the Company has outstanding purchase commitments in relation to bandwidth and cabinet capacity consisting of the following:

	RMB	US$
For the year ending December 31,
2021	706,715	108,309
2022	149,331	22,886
2023	6,458	990
2024	2,189	335
2025 and thereafter	6,512	998
	871,205	133,518

Income Taxes

As of December 31, 2020, the Company has recognized an accrual of RMB68,696 (US$10,528) for unrecognized tax benefits and its interest (Note 24). The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of status of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties.

Securities Litigation

In 2014, the Company and certain of its officers and directors were named as defendants in two putative securities class actions filed in U.S. federal district courts in Texas, the complaints in both actions alleged that certain of the Company’s financial statements and other public disclosures contained misstatements or omissions and asset claims under the U.S. securities laws. In 2016, the Company filed a motion to dismiss the complaint and in 2017, the magistrate judge issued a report and recommendation to deny the Company’s motion to dismiss.

On April 9, 2018, the lead plaintiff of the putative class action filed an unopposed motion for preliminary approval of settlement for both of the aforementioned class actions, requesting that, among others, the Court preliminarily approve a settlement agreement that the parties reached to settle the case for RMB58,808. On November 9, 2018, the Court approved the settlement and issued final judgment, ending the case. The Company has paid the settlement amount as of December 31, 2018.

30.  COMMITMENTS AND CONTINGENCIES (CONTINUED)

Operating litigation

In March 2019, a third-party supplier filed a lawsuit against the Company, alleging that the Company had not fully fulfilled its obligations under a network infrastructure cooperation agreement entered into in 2013.

On October 30, 2020, the court announced the first judgement settlement and the settlement came into force from November 18, 2020. The Company assessed that the settlement is probable and recorded an estimated loss of RMB1,628 (US$250) within accrued expenses and other payables in the consolidated balance sheet as of December 31, 2020.

In the ordinary course of business, the Company may from time to time be involved in legal proceedings and litigations. As of December 31, 2020, the Company did not consider an unfavorable outcome in any material respects in the outstanding legal proceedings and litigations to be probable.